PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total	$ 21,448,458	$ 16,468,557
Less: Accumulated depreciation	(15,605,936)	(13,403,071)
Property, Plant and Equipment, Net	5,842,522	3,065,486
Depreciation	2,202,865	2,175,564	2,165,883
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	15,312,698	11,277,560
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,162,452	824,806
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	807,082	783,060
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	2,917,621	2,606,638
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	543,308	292,188
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 705,297	$ 684,305